PROPERTY AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT
Balance, beginning	$ 16,232,302
Balance, ending	15,813,164	$ 16,232,302
Cost
PROPERTY AND EQUIPMENT
Balance, beginning	16,595,648	14,739,822
Additions	659,353	618,526
Foreign exchange movement	(738,117)	1,237,300
Balance, ending	16,516,884	16,595,648
Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning	363,346	101,194
Depreciation	340,374	262,152
Balance, ending	703,720	363,346
Land and buildings
PROPERTY AND EQUIPMENT
Balance, beginning	13,302,762
Balance, ending	12,726,365	13,302,762
Land and buildings | Cost
PROPERTY AND EQUIPMENT
Balance, beginning	13,302,762	12,228,068
Foreign exchange movement	(576,397)	1,074,694
Balance, ending	12,726,365	13,302,762
Vehicles and equipment
PROPERTY AND EQUIPMENT
Balance, beginning	2,435,511
Balance, ending	2,512,205	2,435,511
Vehicles and equipment | Cost
PROPERTY AND EQUIPMENT
Balance, beginning	2,627,296	1,860,156
Additions	361,834	604,534
Foreign exchange movement	(161,720)	162,606
Balance, ending	2,827,410	2,627,296
Vehicles and equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning	191,785	89,991
Depreciation	123,420	101,794
Balance, ending	315,205	191,785
Right-of-use assets
PROPERTY AND EQUIPMENT
Balance, beginning	366,973
Balance, ending	385,755	366,973
Right-of-use assets | Cost
PROPERTY AND EQUIPMENT
Balance, beginning	497,263	497,263
Additions	168,673
Balance, ending	665,936	497,263
Right-of-use assets | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning	130,290	8,553
Depreciation	149,891	121,737
Balance, ending	280,181	130,290
Leasehold improvements
PROPERTY AND EQUIPMENT
Balance, beginning	92,765
Balance, ending	125,015	92,765
Leasehold improvements | Cost
PROPERTY AND EQUIPMENT
Balance, beginning	125,848	125,848
Additions	79,681
Balance, ending	205,529	125,848
Leasehold improvements | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning	33,083	2,161
Depreciation	47,431	30,922
Balance, ending	80,514	33,083
Furniture
PROPERTY AND EQUIPMENT
Balance, beginning	34,291
Balance, ending	63,824	34,291
Furniture | Cost
PROPERTY AND EQUIPMENT
Balance, beginning	42,479	28,487
Additions	49,165	13,992
Balance, ending	91,644	42,479
Furniture | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning	8,188	489
Depreciation	19,632	7,699
Balance, ending	$ 27,820	$ 8,188